Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On Recurring Basis Using Level 3 Inputs) (Detail) (Fair Value, Measurements, Recurring [Member], JPY ¥)
In Millions, unless otherwise specified
	6 Months Ended
	Sep. 30, 2013		Sep. 30, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	¥ 1,115,987		¥ 2,765,275
Total gains (losses) for the period included in earnings, Assets	42,252		688
Total gains (losses) for the period included in other comprehensive income, Assets	28,873		(3,471)
Purchases, Assets	317,123		409,644
Issues, Assets	(2,386)		(1,403)
Sales, Assets	(128,603)		(204,823)
Settlements, Assets	(235,850)		(394,691)
Transfers into Level 3, Assets	12,732	[1]	153,972	[1]
Transfers out of Level 3, Assets	(68,861)	[1]	(1,685,644)	[1]
Level 3 assets, Ending balance	1,081,267		1,039,547
Change in unrealized gains (losses) included in earnings for assets still held at period end	30,541		971
Level 3 liabilities, Beginning balance	121,932		43,536
Total gains (losses) for the period included in earnings, Liabilities	(13,395)		(11,290)
Total gains (losses) for the period included in other comprehensive income, Liabilities	(11,927)		(3,400)
Purchases, Liabilities
Issues, Liabilities	221		410
Sales, Liabilities
Settlements, Liabilities	(18,809)		(9,566)
Transfers into Level 3, Liabilities			661	[1]
Transfers out of Level 3, Liabilities	(84)	[1]
Level 3 liabilities, Ending balance	128,582		49,731
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(12,426)		172
Trading securities, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount			223,938
Securities available-for-sale, Private placement bonds issued by non-public companies, Level 3 to Level 2 transfers, amount			1,209,272
Other Liabilities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 liabilities, Beginning balance	121,932		43,536
Total gains (losses) for the period included in earnings, Liabilities	(13,395)	[2]	(11,290)	[2]
Total gains (losses) for the period included in other comprehensive income, Liabilities	(11,927)		(3,400)
Purchases, Liabilities
Issues, Liabilities	221		410
Sales, Liabilities
Settlements, Liabilities	(18,809)		(9,566)
Transfers into Level 3, Liabilities			661	[1]
Transfers out of Level 3, Liabilities	(84)	[1]
Level 3 liabilities, Ending balance	128,582		49,731
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	(12,426)	[2]	172	[2]
Trading Account Assets, Trading Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	631,113	[3]	1,076,657	[3]
Total gains (losses) for the period included in earnings, Assets	23,534	[3],[4]	(12,852)	[3],[4]
Purchases, Assets	195,598	[3]	293,954	[3]
Sales, Assets	(125,353)	[3]	(192,767)	[3]
Settlements, Assets	(110,538)	[3]	(202,467)	[3]
Transfers into Level 3, Assets	6,274	[1],[3]	31,937	[1],[3]
Transfers out of Level 3, Assets	(54,765)	[1],[3]	(350,391)	[1],[3]
Level 3 assets, Ending balance	565,863	[3]	644,071	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	18,296	[3],[4]	(15,406)	[3],[4]
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	96,255		149,731
Total gains (losses) for the period included in earnings, Assets	2,368		(403)
Purchases, Assets	35,950		111,905
Sales, Assets	(33,389)		(121,520)
Settlements, Assets	(17,951)		(18,759)
Transfers into Level 3, Assets	1,523	[1]	12,149	[1]
Transfers out of Level 3, Assets	(49,539)	[1]	(46,103)	[1]
Level 3 assets, Ending balance	35,217		87,000
Change in unrealized gains (losses) included in earnings for assets still held at period end	600		(2,160)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	77,089		501,895
Total gains (losses) for the period included in earnings, Assets	1,009		(2,103)
Purchases, Assets	39,108		39,141
Sales, Assets	(40,284)		(1,739)
Settlements, Assets	(5,343)		(125,625)
Transfers into Level 3, Assets	4,665	[1],[5]	19,787	[1],[5]
Transfers out of Level 3, Assets	(4,591)	[1],[5]	(283,181)	[1],[5],[6]
Level 3 assets, Ending balance	71,653		148,175
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,098		(1,245)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	9,881		10,124
Total gains (losses) for the period included in earnings, Assets	351		108
Purchases, Assets	8,100
Sales, Assets	(10,821)
Settlements, Assets	(514)		(1,124)
Level 3 assets, Ending balance	6,997		9,108
Change in unrealized gains (losses) included in earnings for assets still held at period end	206		84
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance			395,198
Total gains (losses) for the period included in earnings, Assets			(12,114)
Purchases, Assets			119,110
Sales, Assets			(62,576)
Settlements, Assets			(56,959)
Transfers out of Level 3, Assets			(21,107)	[1]
Level 3 assets, Ending balance			361,552
Change in unrealized gains (losses) included in earnings for assets still held at period end			(12,337)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	396,071
Total gains (losses) for the period included in earnings, Assets	17,048		(397)
Purchases, Assets	109,573		19,974
Sales, Assets	(39,209)
Settlements, Assets	(86,681)
Transfers out of Level 3, Assets	(635)	[1]
Level 3 assets, Ending balance	396,167		19,577
Change in unrealized gains (losses) included in earnings for assets still held at period end	15,048		(397)
Trading Account Assets, Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	29,526
Total gains (losses) for the period included in earnings, Assets	1,337
Level 3 assets, Ending balance	30,863
Change in unrealized gains (losses) included in earnings for assets still held at period end	1,337
Trading Account Assets, Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	22,291		19,709
Total gains (losses) for the period included in earnings, Assets	1,421		2,057
Purchases, Assets	2,867		3,824
Sales, Assets	(1,650)		(6,932)
Settlements, Assets	(49)
Transfers into Level 3, Assets	86	[1]	1	[1]
Level 3 assets, Ending balance	24,966		18,659
Change in unrealized gains (losses) included in earnings for assets still held at period end	7		649
Trading Account Assets, Trading Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(20,466)		(27,458)
Total gains (losses) for the period included in earnings, Assets	13,829	[4]	14,152	[4]
Total gains (losses) for the period included in other comprehensive income, Assets	(2,140)		(1,323)
Purchases, Assets	1,936		503
Issues, Assets	(2,386)		(1,403)
Settlements, Assets	(4,900)		(16,250)
Transfers into Level 3, Assets	3,616	[1]	15,911	[1]
Transfers out of Level 3, Assets	(2,956)	[1]	(6,740)	[1]
Level 3 assets, Ending balance	(13,467)		(22,608)
Change in unrealized gains (losses) included in earnings for assets still held at period end	10,918	[4]	22,298	[4]
Trading Account Assets, Trading Derivatives [Member] | Interest Rate Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(2,250)		(44,904)
Total gains (losses) for the period included in earnings, Assets	4,089		13,434
Total gains (losses) for the period included in other comprehensive income, Assets	174		31
Purchases, Assets	117		11
Issues, Assets			(29)
Settlements, Assets	(4,357)		(4,730)
Transfers into Level 3, Assets	70	[1]	2,948	[1]
Transfers out of Level 3, Assets	101	[1]	(50)	[1]
Level 3 assets, Ending balance	(2,056)		(33,289)
Change in unrealized gains (losses) included in earnings for assets still held at period end	3,673		6,246
Trading Account Assets, Trading Derivatives [Member] | Foreign Exchange Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(16,806)		23,907
Total gains (losses) for the period included in earnings, Assets	6,338		467
Total gains (losses) for the period included in other comprehensive income, Assets	(2,183)		(1,351)
Purchases, Assets	413		100
Issues, Assets	(850)		(992)
Settlements, Assets	(386)		(11,354)
Transfers into Level 3, Assets	3,577	[1]	13,546	[1]
Transfers out of Level 3, Assets	(3,057)	[1]	(6,690)	[1]
Level 3 assets, Ending balance	(12,954)		17,633
Change in unrealized gains (losses) included in earnings for assets still held at period end	8,114		16,333
Trading Account Assets, Trading Derivatives [Member] | Equity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	1,381		(7,019)
Total gains (losses) for the period included in earnings, Assets	5,187		(401)
Total gains (losses) for the period included in other comprehensive income, Assets	27		(20)
Purchases, Assets	253		13
Issues, Assets	(253)		(3)
Settlements, Assets	(647)		(301)
Level 3 assets, Ending balance	5,948		(7,731)
Change in unrealized gains (losses) included in earnings for assets still held at period end	942		(923)
Trading Account Assets, Trading Derivatives [Member] | Commodity Contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(804)		162
Total gains (losses) for the period included in earnings, Assets	(353)		38
Total gains (losses) for the period included in other comprehensive income, Assets	(16)		7
Purchases, Assets	1,153		379
Issues, Assets	(1,283)		(379)
Settlements, Assets	359		(85)
Transfers into Level 3, Assets	(31)	[1]	(583)	[1]
Level 3 assets, Ending balance	(975)		(461)
Change in unrealized gains (losses) included in earnings for assets still held at period end	150		38
Trading Account Assets, Trading Derivatives [Member] | Credit Derivatives [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	(1,987)		396
Total gains (losses) for the period included in earnings, Assets	(1,432)		614
Total gains (losses) for the period included in other comprehensive income, Assets	(142)		10
Settlements, Assets	131		220
Level 3 assets, Ending balance	(3,430)		1,240
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,961)		604
Investment Securities, Securities Available-For-Sale [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	472,127		1,673,387
Total gains (losses) for the period included in earnings, Assets	2,570	[7]	510	[7]
Total gains (losses) for the period included in other comprehensive income, Assets	31,003		(2,163)
Purchases, Assets	118,034		114,994
Sales, Assets	(1,061)		(10,931)
Settlements, Assets	(120,410)		(175,974)
Transfers into Level 3, Assets	2,842	[1]	106,124	[1]
Transfers out of Level 3, Assets	(10,273)	[1]	(1,328,225)	[1]
Level 3 assets, Ending balance	494,832		377,722
Change in unrealized gains (losses) included in earnings for assets still held at period end	(771)	[7]	(4,531)	[7]
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	148,722		130,720
Total gains (losses) for the period included in other comprehensive income, Assets	1,120		(1,031)
Purchases, Assets	4,134		26,310
Sales, Assets			(31)
Settlements, Assets	(5,133)		(1,737)
Level 3 assets, Ending balance	148,843		154,231
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	92,846		1,460,489
Total gains (losses) for the period included in earnings, Assets	3,025		(158)
Total gains (losses) for the period included in other comprehensive income, Assets	(60)		(1,472)
Purchases, Assets	5,019		11,370
Sales, Assets	(1,022)		(10,820)
Settlements, Assets	(11,466)		(130,962)
Transfers into Level 3, Assets	2,842	[1],[5]	106,124	[1],[5]
Transfers out of Level 3, Assets	(10,273)	[1],[5]	(1,328,225)	[1],[5],[6]
Level 3 assets, Ending balance	80,911		106,346
Change in unrealized gains (losses) included in earnings for assets still held at period end	(777)		(4,506)
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	21,492		22,351
Total gains (losses) for the period included in earnings, Assets			(15)
Total gains (losses) for the period included in other comprehensive income, Assets	29		58
Purchases, Assets	3,000		4,500
Settlements, Assets	(2,331)		(2,777)
Level 3 assets, Ending balance	22,190		24,117
Change in unrealized gains (losses) included in earnings for assets still held at period end			(1)
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Commercial Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	39		3,802
Total gains (losses) for the period included in earnings, Assets			76
Total gains (losses) for the period included in other comprehensive income, Assets			99
Sales, Assets	(39)
Settlements, Assets			(2,481)
Level 3 assets, Ending balance			1,496
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	102,250		54,947
Total gains (losses) for the period included in earnings, Assets	(463)		652
Total gains (losses) for the period included in other comprehensive income, Assets	10,655		1,294
Purchases, Assets	79,819		7,673
Settlements, Assets	(97,985)		(38,017)
Level 3 assets, Ending balance	94,276		26,549
Change in unrealized gains (losses) included in earnings for assets still held at period end	10		21
Investment Securities, Securities Available-For-Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	106,714		964
Total gains (losses) for the period included in earnings, Assets			(43)
Total gains (losses) for the period included in other comprehensive income, Assets	19,259		(1,113)
Purchases, Assets	26,062		65,141
Settlements, Assets	(3,424)
Level 3 assets, Ending balance	148,611		64,949
Change in unrealized gains (losses) included in earnings for assets still held at period end			(43)
Investment Securities, Securities Available-For-Sale [Member] | Marketable Equity Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	64		114
Total gains (losses) for the period included in earnings, Assets	8		(2)
Total gains (losses) for the period included in other comprehensive income, Assets			2
Sales, Assets			(80)
Settlements, Assets	(71)
Level 3 assets, Ending balance	1		34
Change in unrealized gains (losses) included in earnings for assets still held at period end	(4)		(2)
Investment Securities, Other Investment Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	24,795		32,321
Total gains (losses) for the period included in earnings, Assets	1,149	[2]	(928)	[2]
Total gains (losses) for the period included in other comprehensive income, Assets	10		15
Purchases, Assets	1,398		193
Sales, Assets	(1,120)		(914)
Settlements, Assets	(2)
Transfers out of Level 3, Assets	(867)	[1]	(288)	[1]
Level 3 assets, Ending balance	25,363		30,399
Change in unrealized gains (losses) included in earnings for assets still held at period end	928	[2]	(1,196)	[2]
Other Assets [Member]
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Level 3 assets, Beginning balance	8,418		10,368
Total gains (losses) for the period included in earnings, Assets	1,170	[2]	(194)	[2]
Purchases, Assets	157
Sales, Assets	(1,069)		(211)
Level 3 assets, Ending balance	8,676		9,963
Change in unrealized gains (losses) included in earnings for assets still held at period end	¥ 1,170	[2]	¥ (194)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits (losses)-net.
[3]	Includes Trading securities under fair value option.
[4]	Included in Trading account profits (losses)-net and in Foreign exchange gains (losses)-net.
[5]	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Certain private placement bonds issued by non-public companies which are accounted for as trading account securities amounted to ¥223,938 million and securities available-for-sale amounted to ¥1,209,272 million were transferred from Level 3 to Level 2 during the six months ended September 30, 2012. These transfers were due to change in the significance of the unobservable inputs used to measure fair value of the private placement bonds.
[7]	Included in Investment securities gains-net.